CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) cashGeneratingUnit	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	$ 120,011	$ 87,200
Number of cash-generating unit | cashGeneratingUnit	2
Growth rate used to extrapolate cash flow projections (as a percent)	3.00%
Discount rate applied to cash flow projections (as a percent)	14.00%
Effective tax rate	12.50%
Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	3.00%
Discount rate applied to cash flow projections (as a percent)	14.00%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	3.00%
Minimum | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	3.00%
Effective tax rate	0.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	17.00%
Maximum | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	16.00%
Effective tax rate	25.00%
Mobile Apps
Disclosure of detailed information about intangible assets [line items]
Intangible asset, estimated useful life	48 months	48 months	48 months
Domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	$ 108,486	$ 78,071
Domain names and related websites | Fantasy sports, domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	$ 8,100	$ 8,100